Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Skyward Specialty Insurance Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41591
Entity Tax Identification Number	14-1957288
Entity Address, Address Line One	800 Gessner Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024-4284
City Area Code	713
Local Phone Number	935-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	SKWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001519449